COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUES

	Year Ended December 31
	2024	2023	2022

Payroll and related expenses	$2,593	$2,274	$2,383
Subcontractor and outsourced work	108	224	103
Materials and components consumed	1,725	5,854	4,650
Depreciation	117	118	131
Motor vehicle fleet costs	255	226	165
Smart cart maintenance	41	429	-
Other	341	257	85
	$5,180	$9,382	$7,517